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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28- 5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker                          New York, NY            May 17, 2010
----------------------------------------   -------------            ------------
    (Signature)                            (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        11
Form 13F Information Table Value Total:   656,093
                                       (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1              Column 2     Column 3  Column 4        Column 5       Column 6  Column 7        Column 8
---------------------------- -------------- --------- ---------- ------------------- ---------- -------- ----------------------
                                                                                                            Voting Authority
                                                         Value     Shrs or  SH/ Put/ Investment  Other   ----------------------
       Name of Issuer        Title of Class   Cusip   (X $1,000)   prn amt  PRN Call Discretion Managers    Sole    Shared None
---------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- ---------- ------ ----
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140   57,784    3,226,343  SH         SOLE              3,226,343   0      0
TRANSATLANTIC PETROLEUM LTD  SHS            G89982105   57,331   16,400,000  SH         SOLE             16,400,000   0      0
ASBURY AUTOMOTIVE GROUP INC  COM            043436104   49,027    3,686,273  SH         SOLE              3,686,273   0      0
DINEEQUITY INC               COM            254423106   99,313    2,512,356  SH         SOLE              2,512,356   0      0
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105   31,083      967,400  SH         SOLE                967,400   0      0
ECHOSTAR CORP                CL A           278768106   74,450    3,671,129  SH         SOLE              3,671,129   0      0
NALCO HOLDING COMPANY        COM            62985Q101   50,252    2,065,416  SH         SOLE              2,065,416   0      0
SCHOOL SPECIALTY INC         COM            807863105   63,403    2,784,500  SH         SOLE              2,784,500   0      0
SUNSTONE HOTEL INVS INC NEW  COM            867892101   48,238    4,318,548  SH         SOLE              4,318,548   0      0
TYLER TECHNOLOGIES INC       COM            902252105   75,896    4,049,923  SH         SOLE              4,049,923   0      0
WRIGHT EXPRESS CORP          COM            98233Q105   49,316    1,637,327  SH         SOLE              1,637,327   0      0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.